SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATES

Translation of amounts from HKD into USD has been made at the following exchange rates:

	September 30, 2025	September 30, 2024
Year-end $: HK$ exchange rate	7.7809	7.7693
Year average $: HK$ exchange rate	7.7948	7.8084

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT

Property and equipment are carried at cost less accumulated depreciation and any impairment losses. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 0%. The estimated useful lives of the property and equipment are as follows:

Leasehold improvements	Over the lease period
Furniture and fixtures	4 years
Office equipment	4 years
Motor vehicle	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF MAJOR INTANGIBLE ASSETS	The estimated useful lives of major intangible assets are as follows:
Website	4 years
Patent	3.5 years

SCHEDULE OF DETAILS OF REVENUE AND COST OF REVENUE

The details of revenue and cost of revenue of the Company is as follows:

	For the years ended September 30,
	2025	2024	2023
Revenue	1,954,976	2,698,229	2,807,909
Cost of Revenue	(1,923,552)	(2,283,233)	(2,177,443)
Gross Profit	$31,424	$414,996	$630,466
Gross Profit Margin	1.6%	15.4%	22.5%